Consolidated Statements Of Income (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
OPERATING REVENUES:
Gas utilities	$ 73,865,487	$ 62,024,174	$ 57,657,940
Other	1,150,647	1,181,492	1,141,747
Total operating revenues	75,016,134	63,205,666	58,799,687
COST OF SALES:
Gas utilities	45,091,274	34,916,062	31,278,173
Other	587,771	686,713	588,417
Total cost of sales	45,679,045	35,602,775	31,866,590
GROSS MARGIN	29,337,089	27,602,891	26,933,097
OTHER OPERATING EXPENSES:
Operations and maintenance	13,383,388	12,853,599	12,547,693
General taxes	1,560,386	1,480,746	1,366,680
Depreciation and amortization	4,711,447	4,473,491	4,232,189
Total other operating expenses	19,655,221	18,807,836	18,146,562
OPERATING INCOME	9,681,868	8,795,055	8,786,535
OTHER EXPENSE, net	(206,887)	(60,117)	(19,956)
INTEREST EXPENSE	1,827,001	1,828,099	1,830,885
INCOME BEFORE INCOME TAXES	7,647,980	6,906,839	6,935,694
INCOME TAX EXPENSE	2,939,540	2,644,787	2,638,949
NET INCOME	$ 4,708,440	$ 4,262,052	$ 4,296,745
EARNINGS PER COMMON SHARE:
Basic (in usd per share)	$ 1.00	$ 0.91	$ 0.92
Diluted (in usd per share)	$ 1.00	$ 0.91	$ 0.92
WEIGHTED AVERAGE SHARES OUTSTANDING:
Basic (in shares)	4,715,478	4,698,727	4,647,439
Diluted (in shares)	4,716,282	4,698,766	4,650,949